Significant accounting judgements, estimates and assumptions - Additional Information (Detail) - ARYA [Member]	Dec. 31, 2021 $ / shares shares
Disclosure of detailed information about business combination [line items]
Number of warrants outsatnding | shares	7,187,500
Exercise price per share | $ / shares	$ 11.50